Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstarct]
Schedule of Property and Equipment, Net

Property and equipment is stated at cost and is depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Leasehold improvement	Shorter of the lease term or estimated economic life
Building	20 years
Furniture	5 years
Office equipment	3 years
Vehicles	5 years

Schedule of Intangible Assets are Amortized Using the Straight-Line

Intangible assets are amortized using the straight-line basis over the estimated useful lives as follows:

Category	Estimated useful life
Brand name	5 – 10 years
Customer relationship	3 – 5 years
Software	5 years
Patent	10 years

Schedule of Operating Lease Income from Fixed Payments and Variable Lease Income

Operating lease income from fixed payments and variable lease income for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating lease income from fixed payments	258,796	124,140	68,558
Variable operating lease income	—	—	—
Total	258,796	124,140	68,558

Schedule of Lease Payments Receivable

Lease payments receivable for the following five years as of December 31, 2024 were as follows:

As of December 31, 2024
RMB
2025	32,611
2026	18,182
2027	8,859
2028	6,814
2029	6,814
Thereafter	54,547
Total	127,827